MINERAL PROPERTY EXPENDITURES	3 Months Ended
Mar. 31, 2019
MINERAL PROPERTY EXPENDITURES
MINERAL PROPERTY EXPENDITURES

8. MINERAL PROPERTY EXPENDITURES

        Mineral property expenditures by geographical location for the three months ended March 31, 2019 and 2018 are as follows:

	For the Three Months Ended Mar 31,
	2019	2018
	(thousands of dollars)
Temrezli project, Turkey	$—	$79

Total Turkey projects	—	79
Kingsville Dome project, Texas	244	251
Rosita project, Texas	117	197
Vasquez project, Texas	186	235
Other projects, Texas	—	6

Total Texas projects	547	689
Cebolleta project, New Mexico	—	—
Juan Tafoya project, New Mexico	6	6

Total New Mexico projects	6	6
Columbus Basin project, Nevada	—	2
Railroad Valley project, Nevada	—	4

Total Nevada projects	—	6
Sal Rica project, Utah	1	2

Total Utah projects	1	2
Coosa project, Alabama	80	—

Total Alabama Projects	80	—

Total expense for the period	$634	782